[ING STATIONERY]

April 30, 2012

United States Securities and Exchange Commission
100 F Street N.E., Room 1580
Washington, DC 20549

	Re:	File Nos. 033-34370, 811-02512
Prospectus Name: ING Marathon Plus

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING Marathon Plus Prospectus and
Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the “1933
Act”) for certain group or individual deferred variable annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1) The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement filed on April 19, 2012; and

(2) The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicholas Morinigo
Nicholas Morinigo
Counsel

1475 Dunwoody Drive
West Chester, PA 19380-1478

Tel:		610-425-3447
Fax:		610-425-3520